Concentration of major customers and suppliers	6 Months Ended
Mar. 31, 2021
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 13 — Concentration of major customers and suppliers

For the six months ended March 31, 2021 and 2020, one major customer accounted for approximately 79% and 45% of the Company’s total sales, respectively. Any decrease in sales to this major customer may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of March 31, 2021 and September 30, 2020, one major customer accounted for approximately 97% and 94% of the Company’s accounts receivable balance, respectively.

For the six months ended March 31, 2021, three major suppliers accounted for approximately 53%,  26% and 15% of the total purchases, respectively. For the six months ended March 31, 2020, two major suppliers accounted for approximately 56% and 25% of the total purchases, respectively. As of March 31, 2021, three major suppliers accounted for approximately 46%,  37% and 16% of the Company’s advances to supplier balances. As of September 30, 2020, two major suppliers accounted for approximately 45% and 44% of the Company’s advances to suppliers balance.